UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

2022 ANNUAL REPORT

April 30, 2022

North Capital Treasury Money Market Fund

North Capital Treasury Money Market Fund (the “Fund”)^

Portfolio Allocation

as of April 30, 2022

Sector	% of Net Assets
U.S. Treasury Debt	150.3%
Other Assets and Liabilities	(50.3)
100.0%

^Please see the Schedule of Investments for a detailed listing of the Fund’s holdings.

North Capital Funds Trust

Expense Example (unaudited)

As a shareholder of the North Capital Treasury Money Market Fund, you incur ongoing costs including investment advisory fees and other expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

Two lines are presented in the table below - the first line provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” for your fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Treasury Money Market Fund			Expenses Paid
	Beginning Account	Ending Account	During Period[1]
	Value (11/1/2021)	Value (4/30/2022)	(11/1/2021 to 4/30/2022)

Institutional Class Actual[2]	$1,000.00	$1,000.60	$0.00
Institutional Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00

1Expenses are equal to the fund’s annualized expense ratio for the period November 1, 2021 through April 30, 2022 of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

2Based on the actual return for the six-month period ended April 30, 2022 of 0.06%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and

Shareholders of North Capital Treasury Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of North Capital Treasury Money Market Fund (the “Fund”) as of April 30, 2022, the related statement of operations for the fiscal year ended April 30, 2022, the statement of changes in net assets for the fiscal years ended April 30, 2022 and April 30, 2021 and the financial highlights for the fiscal years ended April 30, 2022 and April 30, 2021 and for the period from July 17, 2019 (commencement of operations) through April 30, 2020, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the fiscal year ended April 30, 2022, the changes in its net assets for the fiscal years ended April 30, 2022 and April 30, 2021 and the financial highlights for the fiscal years ended April 30, 2022 and April 30, 2021 and for the period from July 17, 2019 (commencement of operations) through April 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Richey, May & Co., LLP

We have served as the Fund’s auditor since 2019.

Englewood, Colorado

June 29, 2022

North Capital Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2022

DESCRIPTION	PAR VALUE	FAIR VALUE *
U.S. Treasury Debt - 150.3%
U.S. Treasury Bills ʘ
0.001%, 5/3/2022	$68,000	$67,999
0.001%, 6/28/2022	68,000	67,925
0.001%, 6/21/2022	53,000	52,953
0.001%, 5/10/2022	7,000	6,999
0.001%, 5/22/2022	7,000	6,999
0.001%, 5/31/2022	1,000	1,000
Total U.S. Treasury Debt
(Cost $203,875)		203,875

Total Investments - 150.3%
(Cost $203,875)▲		203,875
Other Assets and Liabilities, Net - (50.3)%		(68,271)
Total Net Assets - 100.0%		$135,604

*	Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.
ʘ	Rate shown is annualized yield as of April 30, 2022
▲	On April 30, 2022, the cost of investments for federal income tax purposes was $203,875. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

North Capital Treasury
Money Market Fund
April 30, 2022
Investments in securities, at cost (Note 2)	$203,875
ASSETS:
Investments, in securities, at fair value (Note 2)	$203,875
Cash	3,234
Receivable from adviser (Note 3)	23,422
Prepaid expenses and other assets	12,255
Total assets	242,786
LIABILITIES:
Payable for investments purchased	67,925
Administration and accounting fees and expenses payable	16,318
Compliance fees payable	9,375
Audit and tax fees payable	6,100
Transfer agent fees and expenses payable	5,458
Custody fees payable	1,390
Legal fees payable	589
Dividends payable	27
Total liabilities	107,182
Net assets	$135,604
COMPOSITION OF NET ASSETS:
Portfolio capital	$135,604
Net assets	$135,604
Institutional Class:
Net assets	$135,604
Shares of beneficial issued outstanding[1]	135,604
Net asset value, offering price and redemption price per share	$1.00

[1]	Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an intergral part of the financial statements.

Statement of Operations

North Capital Treasury
Money Market Fund
Year Ended
April 30, 2022
INVESTMENT INCOME:
Interest income	$98
Total investment income	98
EXPENSES:
Administration and accounting fees and expenses	104,923
Transfer agent fees and expenses	37,995
Registration fees	28,756
Legal fees	25,000
Insurance expense	9,989
Audit and tax fees	9,938
Custodian fees	8,416
Compliance fees	7,500
Trustees’ fees	7,500
Miscellaneous expenses	1,986
Investment advisory fees	340
Total expenses	242,343
Less: Fee waivers and expense reimbursements (note 3)	(242,343)
Total net expenses	—
Net investment income	$98

The accompanying notes are an intergral part of the financial statements.

Statements of Changes in Net Assets

	North Capital Treasury Money Market Fund
	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
OPERATIONS:
Net investment income	$98	$98
Net increase in net assets resulting from operations	98	98
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(98)	(98)
Total distributions	(98)	(98)
CAPITAL SHARE TRANSACTIONS:*
Institutional Class:
Proceeds from shares sold	75,033	82,000
Shares issued as reinvestment of distributions	70	122
Cost of shares redeemed	(75,071)	(15)
Net increase in net assets from Institutional Class transactions	32	82,107
Net increase in net assets from capital share transactions	32	82,107
Net increase in net assets	32	82,107
Net assets at beginning of year	135,572	53,465
Net assets at end of year	$135,604	$135,572

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

The accompanying notes are an intergral part of the financial statements.

North Capital Treasury Money Market Fund

FINANCIAL HIGHLIGHTS

(Selected data for each share of the Fund outstanding throughout the period indicated)

	Institutional Class	Institutional Class	Institutional Class
			For the period
			July 17, 2019[1]
	For the year ended	For the year ended	through April
	April 30, 2022	April 30, 2021	30, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.01
Distributions from net investment income	(0.00)	(0.00)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[2]	0.07%	0.08%	0.94%
Net assets end of period	$135,604	$135,572	$53,465
Ratio of expenses to average net assets[3]	0.00%	0.00%	0.41%
Ratio of net investment income to average net assets[3]	0.07%	0.08%	1.19%
Ratio of expenses to average net assets (excluding waivers)[3]	178.73%	186.54%	423.15%
Ratio of net investment income to average net assets (excluding waivers)[3]	(178.66%)	(186.46%)	(421.55%)

[1]	Inception date.
[2]	Total return would have been lower had certain expenses not been waived and reimbursed. Past performance is no guarantee of future results.
[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

North Capital Funds Trust – North Capital Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2022

1.	Organization

The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.

(a)	Calculation of Net Asset Value Per Share

The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.

(b)	Investment Valuation

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of April 30, 2022, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Treasury Debt	$—	$203,875	$—	$203,875
Total Investments	$—	$203,875	$—	$203,875

Refer to the Fund’s Schedule of Investments for further security classification.

During the fiscal year ended April 30, 2022, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.

(c) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. As of April 30, 2022, the Fund had a payable for investments purchased of $67,925 due to an unsettled trade. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(e) Cash and Cash Equivalents

The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely -than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

As of and during the fiscal year ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

(g) Distribution to Shareholders

As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.

The distributions paid during the fiscal years ended April 30, 2022, and April 30, 2021 (adjusted by dividends payable as of April 30, 2022 and April 30, 2021, respectively) were as follows:

	Fiscal year ended April 30, 2022	Fiscal period ended April 30, 2021
Ordinary Income	$73	$123

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. There were no long-term gains for the fiscal years ended April 30, 2022 and April 30, 2021.

(h) Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements

(a)	Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties

Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.

As of April 30, 2022, the Adviser beneficially owned 100.00% of the outstanding shares of the Fund, which is deemed to “control” the Fund as defined in the 1940 Act.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement (the “Operating Expenses Limitation Agreement”). Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expressed as a percentage of a share classes’ average daily net assets, is limited to 0.45% at least until August 31, 2022 and limited to 1.00% at least until August 31, 2030. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2023	$177,109
April 2024	$231,939
April 2025	$242,343

(b)	Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c)	Distributor

North Capital Private Securities Corporation (the “Distributor”) serves as principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust. The Adviser and the Distributor are subsidiaries of North Capital Investment Technology Inc. The Fund incurred no fees and expenses with the Distributor for the fiscal year ended April 30, 2022.

4.	Principal Risks

The Fund in the normal course of business makes investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.

Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

5.	Subsequent Events

Management has evaluated Fund related events and transactions that occurred subsequent to April 30, 2022, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Notice to Shareholders – April 30, 2022 (unaudited)

Tax Information

The information set forth below is for the Fund’s fiscal year ended April 30, 2022, as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed for income tax purposes will be sent in early 2023 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2022, the Fund has designated long-term capital gains and ordinary income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis) [1]
North Capital Treasury Money Market Fund	0.0%	100.0%	100.0%

[1]	None of the dividends paid by the Fund are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	100.0%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	0.0%

Notice to Shareholders – April 30, 2022 (unaudited)

Portfolio Holdings

The Fund’s Form N-MFP which has information about the Fund and its portfolio holdings is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; and (ii) on the SEC’s website at http://www.sec.gov.

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386.

Approval of the Fund’s Management Agreement

At a Board meeting held on December 9, 2021, the Board, including the Independent Trustees, discussed and approved the Management Agreement. The Board relied upon the advice of independent counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Management Agreement.

The Board was presented with relative performance, fees, expenses, asset size and other information in connection with approval of the continuation of the Management Agreement. The Board received a memorandum from Thompson Hine outlining the legal standards applicable to the renewal of an investment advisory agreement under the 1940 Act. Ms. Nadasdy discussed the contents of the memorandum with the Board. The Board was informed that Thompson Hine had submitted a request for information from the Adviser, on behalf of the Board, pursuant to Section 15(c) of the 1940 Act, a copy of which was included with the Materials. Furthermore, the Board was provided with responsive information from the Adviser regarding the Fund prior to the Meeting. The Board fully reviewed the advisory agreements and materials considered relevant in connection with the renewal of the agreement, as set forth below.

The Board considered the following factors (no single one of which was determinative):

1)	the nature, extent and quality of the services provided by the Adviser to the Fund,
2)	the investment performance of the Fund and the Adviser,
3)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund,
4)	the extent to which economies of scale will be realized as the Fund grows, and
5)	whether the fee levels reflect these economies of scale to the benefit of shareholders

The Board discussed the nature, extent, and quality of services provided by the Adviser. The Board expressed satisfaction with the experience and credentials of the Adviser’s personnel, and their familiarity with the requirements of managing a government money market fund. The Board considered the Adviser’s compliance program, including its cybersecurity program, noting that the Adviser and its affiliates appeared to have a strong compliance culture. The Board noted that the Adviser had no material compliance issues, litigation matters, or other concerns to report. The Board reviewed the Adviser’s balance sheet and income statement, and based on these documents and representations from the Adviser, agreed that the Adviser had sufficient resources to continue effectively managing the Fund for the foreseeable future. After further discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Management Agreement and that the nature, overall quality, and extent of the management services that it would provide to the Fund would be satisfactory.

The Board was presented with performance information for the Fund in comparison to its benchmark, peer group and Morningstar category. The Board noted that during the one-year and since inception periods, the Fund outperformed its Morningstar category. The Board further noted that the Fund underperformed its peer group during the since inception period, but outperformed its peer group during the one-year period. The Board considered that the Fund underperformed its benchmark during the one year and since inception periods. The Board discussed that the Fund’s since inception underperformance was largely due to its small size and the impact of brokerage fees and management fees (for the period prior to the Adviser’s voluntary waiver of its fees). It was the conclusion of the Board that Fund performance was acceptable.

The Board considered the cost of services and profitability of the Adviser, giving consideration to the Adviser’s continued ability to provide quality investment management services to the Fund. The Board observed that the advisory fee and net expense ratio were higher than the Morningstar category and the peer group averages for fees and expenses. The Board considered that the Adviser had voluntarily waived fees and reimbursed expenses so that the expense ratio for the Fund was 0.00% during the past fiscal year. The Board considered that the Adviser would eventually terminate its voluntary waiver. After further discussion, and considering the small size of the Fund, the Board concluded that the fees and expenses for the Fund were not unreasonable. The Board noted that the Adviser waived its fees and reimbursed all expenses of the Fund during the past fiscal year, and as such, was not operating at a profit with respect to the Fund. The Adviser discussed how expenses were allocated between the Adviser and its affiliated entities. The Board reviewed the projected profitability of the Adviser with respect to the Fund for the next two fiscal years, noting that the Adviser anticipated that it would continue to operate at a loss. The Board concluded that excessive profitability was not an issue at this time. The Board considered economies of scale and agreed that the Fund was too small for economies of scale to be present. The Board agreed to reconsider economies of scale as the Fund grew.

No single factor was determinative of the Board’s decision to approve the renewal of the Management Agreement; rather, the Board based its determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the renewal of the Management Agreement was in the best interests of the Fund and its shareholders

Trustees and Officers of the Fund

Name, Address*, and Year of Birth	Position, Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Karen Fleck Year: 1983	Trustee, since 2019	Rented.com, Chief Financial Officer (April 2019-Present); StartIt Advisors, Founder/CEO (November 2018-Present); Realty Mogul, Chief Operations Officer (March 2015-November 2018); American Assets Capital Advisers LLC, Chief Financial Officer (March 2011-March 2015)	1	None
Nivine Richie Year: 1967	Trustee, since 2019	University of North Carolina Wilmington, Associate Dean of Graduate and International Programs and Professor of Finance (August 2007 – Present)	1	None
David Wieder Year: 1966	Trustee, since 2019	Committed Capital LLC, Managing Principal (June 2002-Present); Worth Financial Holdings, Chairman CEO and Director (May 2018-Present); Washington Montessori School, Trustee (May 2015-Present); The W O’Neil Foundation, Investment Committee Chairman (July 2016-Present); HerMoney Media Inc, Co-Founder, President and Treasurer (May 2018 – November 2019)	1	None
James P. Dowd Year: 1964	Interested Trustee and President, since 2019	North Capital, Inc., Chief Executive Officer (October 2008-Present); North Capital Investment Technology Inc., Chief Executive Officer (January 2014-Present)	1	None
Rhonda Davis Year: 1968	Chief Compliance Officer, since 2019	Bates Group LLC, Regulatory Consultand (July 2021-Present); Cobia Compliance LLC, Regulatory Consultant (February 2009-June 2021)	N/A	N/A
Christopher Kellett Year: 1980	Treasurer, since 2020	North Capital Inc., Chief Financial Officer (July 2019-Present); Motorola Solutions, Controller (November 2016-July 2019); Spillman Technologies, Chief Financial Officer (December 2013-November 2016)	N/A	N/A
Michael Weaver Year: 1982	Secretary, since 2019	North Capital Inc. and North Capital Private Securities Corporation, Managing Director and Head of Asset Management and Trading (January 2015-Present); MKP Capital Management, Portfolio Management Intern (From June 2014-August 2014)	N/A	N/A
*	The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E.Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request without charge by calling 833-2-NCFUND or 833-262-3863.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s president and treasurer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Karen Fleck is the “audit committee financial expert” and is considered to be “independent” as such term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Service Fees

$11,000 (FY 2022) and $10,000 (FY 2021) are the aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Service Fees

There were no fees billed in the fiscal years 2022 and 2021 for Audit-Related Fees.

(c) Tax Service Fees

Tax service fees were included in the Audit service fees of $11,000 (FY 2022) and $10,000 (FY 2021). There were no fees billed in the last fiscal year for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in the fiscal years 2022 and 2021 for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Service Fees

There were no other fees billed in the fiscal years 2022 and 2021 for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) (2) None

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable

(i)  Not applicable

(j)  Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the board.

Item 11. Controls and Procedures.

(a)
The Registrant’s president and treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting  (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By  /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date    7/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date   7/6/2022

By /s/ Christopher Kellett
     Christopher Kellett, Treasurer of the Trust

Date    7/6/2022